PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 99,046
Additions	5,763	$ 29,046
Property, plant and equipment including right-of-use assets at end of period	96,231	99,046
RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,364
Additions	1,384	2,300
Property, plant and equipment including right-of-use assets at end of period	3,225	2,364
LAND | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,984
Property, plant and equipment including right-of-use assets at end of period	1,984	1,984
BUILDINGS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	61,083
Property, plant and equipment including right-of-use assets at end of period	56,592	61,083
CONSTRUCTION IN PROCESS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0
Property, plant and equipment including right-of-use assets at end of period	135	0
GROWING & PROCESSING EQUIPMENT | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	30,369
Property, plant and equipment including right-of-use assets at end of period	31,368	30,369
OTHER | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,246
Property, plant and equipment including right-of-use assets at end of period	2,927	3,246
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	352,064	342,158
Additions	5,763	29,046
Construction completed		0
Disposals	(2,467)	(19,140)
Property, plant and equipment including right-of-use assets at end of period	355,360	352,064
Cost | RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4,600	3,599
Additions	1,384	2,300
Construction completed		0
Disposals	(2,225)	(1,299)
Property, plant and equipment including right-of-use assets at end of period	3,759	4,600
Cost | LAND | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4,705	4,705
Additions	0	0
Construction completed		0
Disposals	0	0
Property, plant and equipment including right-of-use assets at end of period	4,705	4,705
Cost | BUILDINGS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	160,980	146,270
Additions	1,811	348
Construction completed		14,544
Disposals	0	(182)
Property, plant and equipment including right-of-use assets at end of period	162,791	160,980
Cost | CONSTRUCTION IN PROCESS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	10,372
Additions	135	6,146
Construction completed		(16,518)
Disposals	0	0
Property, plant and equipment including right-of-use assets at end of period	135	0
Cost | GROWING & PROCESSING EQUIPMENT | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	166,940	165,138
Additions	2,253	17,314
Construction completed		1,692
Disposals	(241)	(17,204)
Property, plant and equipment including right-of-use assets at end of period	168,952	166,940
Cost | OTHER | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	14,839	12,074
Additions	180	2,938
Construction completed		282
Disposals	(1)	(455)
Property, plant and equipment including right-of-use assets at end of period	15,018	14,839
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(253,018)	(82,339)
Adjustment	591
Depreciation	(8,940)	(22,719)
Disposals	2,238	17,295
Impairment		(165,255)
Property, plant and equipment including right-of-use assets at end of period	(259,129)	(253,018)
Accumulated depreciation and impairment | RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(2,236)	(1,648)
Adjustment	0
Depreciation	(359)	(713)
Disposals	2,061	744
Impairment		(619)
Property, plant and equipment including right-of-use assets at end of period	(534)	(2,236)
Accumulated depreciation and impairment | LAND | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(2,721)	0
Adjustment	0
Depreciation	0	0
Disposals	0	0
Impairment		(2,721)
Property, plant and equipment including right-of-use assets at end of period	(2,721)	(2,721)
Accumulated depreciation and impairment | BUILDINGS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(99,897)	(19,592)
Adjustment	(3,420)
Depreciation	(2,882)	(2,023)
Disposals	0	38
Impairment		(78,320)
Property, plant and equipment including right-of-use assets at end of period	(106,199)	(99,897)
Accumulated depreciation and impairment | CONSTRUCTION IN PROCESS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Adjustment	0
Depreciation	0	0
Disposals	0	0
Impairment		0
Property, plant and equipment including right-of-use assets at end of period	0	0
Accumulated depreciation and impairment | GROWING & PROCESSING EQUIPMENT | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(136,571)	(55,030)
Adjustment	4,011
Depreciation	(5,200)	(18,166)
Disposals	176	16,146
Impairment		(79,521)
Property, plant and equipment including right-of-use assets at end of period	(137,584)	(136,571)
Accumulated depreciation and impairment | OTHER | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(11,593)	(6,069)
Adjustment	0
Depreciation	(499)	(1,817)
Disposals	1	367
Impairment		(4,074)
Property, plant and equipment including right-of-use assets at end of period	$ (12,091)	$ (11,593)